CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Class A Authorized: unlimited
Issued and outstanding	76,077,547	75,522,411
Equity Units
Issued and outstanding	100	500,236